Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, non-trade	$ 10,988	$ 7,883
Accounts receivable, related party balance	18,014	57,062
Accumulated depreciation on vessels and equipment	1,294,622	1,293,447
Sale Leaseback Transaction, Accumulated Depreciation	$ 93,858	$ 51,290
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	100,699,409	100,435,210
Common stock, share issued (in shares)	100,699,409	100,435,210